UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04719
The GAMCO Westwood Funds
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: September 30
Date of reporting period: June 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
GAMCO Westwood Mighty Mitessm Fund
Schedule of Investments — June 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 65.1%

	Aerospace — 1.2%
165,000	Herley Industries Inc.†	$1,810,050
500	Innovative Solutions & Support Inc.	2,235

		1,812,285

	Agriculture — 0.2%
225	J.G. Boswell Co.	120,375
792	Limoneira Co.	110,880

		231,255

	Automotive: Parts and Accessories — 2.6%
400	Amerityre Corp.†	104
20,000	Dana Holding Corp.†	25,600
100,000	Midas Inc.†	1,048,000
45,000	Modine Manufacturing Co.	216,000
33,000	Proliance International Inc.† (a)	4,646
2,000	Puradyn Filter Technologies Inc.†	600
220,000	Standard Motor Products Inc.	1,819,400
33,000	Strattec Security Corp.	455,400
40,000	Tenneco Inc.†	424,000

		3,993,750

	Aviation: Parts and Services — 1.2%
170,000	GenCorp Inc.†	324,700
90,015	Kaman Corp.	1,503,251
112,900	The Fairchild Corp., Cl. A†	2,032

		1,829,983

	Broadcasting — 1.1%
125,900	Acme Communications Inc.†	37,140
31,000	Beasley Broadcast Group Inc., Cl. A	67,890
50,000	Citadel Broadcasting Corp.†	2,000
45,500	Crown Media Holdings Inc., Cl. A†	75,985
1,000	Cumulus Media Inc., Cl. A†	930
75,000	Entercom Communications Corp., Cl. A	114,750
15,000	Equity Media Holdings Corp.†	75
29,000	Fisher Communications Inc.	370,910
924	Granite Broadcasting Corp.† (a)	0
140,000	Gray Television Inc.	68,600
110,000	LIN TV Corp., Cl. A†	184,800
287,700	Media General Inc., Cl. A	607,047
50,000	Salem Communications Corp., Cl. A†	48,000
50,000	Sinclair Broadcast Group Inc., Cl. A	97,000
20,000	Young Broadcasting Inc., Cl. A†	590

		1,675,717

	Building and Construction — 0.2%
4,000	Huttig Building Products Inc.†	3,760
160,000	Material Sciences Corp.†	152,000
6,400	The Monarch Cement Co.	196,000

		351,760

	Business Services — 3.8%
605,000	AMICAS Inc.†	1,681,900
28,000	ANC Rental Corp.†	56
69,000	Ascent Media Corp., Cl. A†	1,834,020
103	Chazak Value Corp.† (a)	0
266,600	Edgewater Technology Inc.†	687,828
1,000	Entrust Inc.†	1,810
6,000	Ideation Acquisition Corp.†	46,260
2,000	Liquidity Services Inc.†	19,720

		Market
Shares		Value

100,000	Nashua Corp.†	$670,000
95,000	Stamps.com Inc.†	805,600
1,000	StarTek Inc.†	8,020
32,000	Trans-Lux Corp.†	27,200

		5,782,414

	Cable — 0.0%
90,000	Adelphia Communications Corp., Cl. A† (a)	0
90,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0
90,000	Adelphia Recovery Trust†	90
9,000	Outdoor Channel Holdings Inc.†	53,100

		53,190

	Closed-End Business Development Company — 0.2%
32,000	MVC Capital Inc.	270,720

	Communications Equipment — 0.3%
16,600	Communications Systems Inc.	162,680
35,750	Symmetricom Inc.†	206,277
4,000	Technical Communications Corp.†	15,500
40,000	ViewCast.com Inc.†	13,200

		397,657

	Computer Software and Services — 1.7%
140,000	Furmanite Corp.†	624,400
1,910	Gemalto NV†	66,076
85,000	Global Sources Ltd.†	612,850
39,000	GSE Systems Inc.†	263,250
37,200	Mercury Computer Systems Inc.†	344,100
400	MTS Systems Corp.	8,260
33,500	Phoenix Technologies Ltd.†	90,785
834	Prosoft Learning Corp.† (a)	0
850,000	StorageNetworks Inc., Escrow† (a)	25,500
70,000	Tier Technologies Inc., Cl. B†	537,600
2,000	Tyler Technologies Inc.†	31,240

		2,604,061

	Consumer Products — 1.3%
18,000	Adams Golf Inc.†	40,860
58,000	Heelys Inc.	115,420
3,000	Johnson Outdoors Inc., Cl. A	16,530
15,300	Lakeland Industries Inc.†	125,154
11,000	Marine Products Corp.	41,250
2,000	MarineMax Inc.†	6,880
300	National Presto Industries Inc.	22,830
49,000	Oil-Dri Corp. of America	727,650
184,165	Schiff Nutrition International Inc.†	937,400
41,530	Syratech Corp.†	1,059

		2,035,033

	Consumer Services — 0.9%
122,000	1-800-FLOWERS.COM Inc., Cl. A†	234,240
27,000	Bowlin Travel Centers Inc.†	27,000
1,100	Collectors Universe Inc.	5,368
190,000	Valassis Communications Inc.†	1,160,900

		1,427,508

	Diversified Industrial — 3.1%
11,000	Ampco-Pittsburgh Corp.	257,950
33,000	Brush Engineered Materials Inc.†	552,750
200	Burnham Holdings Inc., Cl. A	1,880
42,800	Chase Corp.	509,320
See accompanying notes to schedule of investments.

GAMCO Westwood Mighty Mitessm Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)

	Diversified Industrial (Continued)
15,700	Graham Corp.	$208,810
15,000	Griffon Corp.†	124,800
25,000	Haulotte Group	174,305
112,000	Hawk Corp., Cl. A†	1,551,200
147,500	Katy Industries Inc.†	203,550
370,000	Magnetek Inc.†	514,300
31,000	National Patent Development Corp.†	40,300
7,000	Park-Ohio Holdings Corp.†	23,940
12,000	RWC Inc.†	36,060
164,219	Stamford Industrial Group Inc.†	270,961
64,002	Tech/Ops Sevcon Inc.	178,566
40,200	WHX Corp.†	104,520

		4,753,212

	Educational Services — 0.0%
4,200	Universal Technical Institute Inc.†	62,706

	Electronics — 6.5%
50,000	Alliance Semiconductor Corp.	16,000
24,000	Bel Fuse Inc., Cl. A	336,960
7,000	Bel Fuse Inc., Cl. B	112,280
79,500	BTU International Inc.†	416,580
322,800	California Micro Devices Corp.†	794,088
170,000	CTS Corp.	1,113,500
2,000	GSI Group Inc.†	1,960
57,000	IMAX Corp.†	462,840
157,900	IntriCon Corp.†	426,330
180,000	LeCroy Corp.†	675,000
75,000	Methode Electronics Inc.	526,500
69,500	MoSys Inc.†	114,675
63,800	Newport Corp.†	369,402
33,000	Park Electrochemical Corp.	710,490
86,000	Pericom Semiconductor Corp.†	724,120
2,000	Schmitt Industries Inc.†	8,790
20,000	SIRIT Inc.†	2,923
146,000	Stoneridge Inc.†	700,800
134,900	Ultra Clean Holdings Inc.†	323,760
46,700	Ultralife Corp.†	334,839
45,400	Ultratech Inc.†	558,874
65,500	Zoran Corp.†	713,950
108,600	Zygo Corp.†	506,076

		9,950,737

	Energy and Utilities: Electric — 0.6%
26,500	Maine & Maritimes Corp.	920,875

	Energy and Utilities: Integrated — 0.9%
84,850	Florida Public Utilities Co.	1,190,446
6,000	MGE Energy Inc.	201,300
95,200	Progress Energy Inc., CVO† (a)	31,416
10,000	ProSep Inc.†	946

		1,424,108

	Energy and Utilities: Natural Gas — 0.9%
34,000	Corning Natural Gas Corp.	586,500
10,800	Delta Natural Gas Co. Inc.	243,216
3,000	Evergreen Energy Inc.†	2,940
31,200	PetroCorp Escrow Shares† (a)	1,872
16,500	RGC Resources Inc.	420,750
20,300	U.S. Energy Corp.†	40,600

		1,295,878

		Market
Shares		Value

	Energy and Utilities: Oil — 0.4%
3,000	NATCO Group Inc., Cl. A†	$98,760
63,600	Tesco Corp.†	504,984

		603,744

	Energy and Utilities: Services — 0.6%
9,500	Acergy SA, ADR	93,480
1,450	Covanta Holding Corp.†	24,592
15,400	Dawson Geophysical Co.†	459,690
40,000	RPC Inc.	334,000

		911,762

	Energy and Utilities: Water — 1.6%
4,500	Artesian Resources Corp., Cl. A	71,685
7,000	Cadiz Inc.†	67,410
2,500	California Water Service Group	92,100
40,000	Consolidated Water Co. Ltd.	634,000
6,300	Energy Recovery Inc.†	44,604
8,500	Middlesex Water Co.	122,825
55,000	Pennichuck Corp.	1,254,000
8,000	SJW Corp.	181,600

		2,468,224

	Entertainment — 0.6%
15,000	Canterbury Park Holding Corp.†	102,000
1,802	Chestnut Hill Ventures† (a)	60,700
185,900	Dover Motorsports Inc.	263,978
2,000	LodgeNet Entertainment Corp.†	6,800
60,000	Triple Crown Media Inc.†	660
132,000	Youbet.com Inc.†	435,600

		869,738

	Environmental Control — 0.2%
10,000	BioteQ Environmental Technologies Inc.†	3,869
110,000	Casella Waste Systems Inc., Cl. A†	218,900
500	Sharps Compliance Corp.†	3,125

		225,894

	Equipment and Supplies — 3.9%
168,700	Baldwin Technology Co. Inc., Cl. A†	168,700
15,000	Capstone Turbine Corp.†	12,450
15,000	CIRCOR International Inc.	354,150
140,200	Core Molding Technologies Inc.†	314,048
6,100	Fedders Corp.† (a)	0
1,000	Genoil Inc.†	129
160,000	Gerber Scientific Inc.†	400,000
8,500	Gildemeister AG	82,039
8,000	GrafTech International Ltd.†	90,480
5,848	Interpump Group SpA†	28,304
32,026	L.S. Starrett Co., Cl. A	217,777
20,000	Maezawa Kyuso Industries Co. Ltd.	306,638
63,000	Met-Pro Corp.	681,660
9,000	Mine Safety Appliances Co.	216,900
71,100	SL Industries Inc.†	497,700
1,000	SRS Labs Inc.†	6,650
5,000	The Eastern Co.	82,500
320,000	TransAct Technologies Inc.†	1,593,600
49,000	Vicor Corp.	353,780
24,000	WaterFurnace Renewable Energy Inc.	566,393
500	Watts Water Technologies Inc., Cl. A	10,770

		5,984,668

	Financial Services — 4.3%
4,000	Bank of Florida Corp.†	12,600
See accompanying notes to schedule of investments.

GAMCO Westwood Mighty Mitessm Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)

	Financial Services (Continued)
16,100	Berkshire Bancorp Inc.	$94,185
75	Burke & Herbert Bank and Trust Co.	112,500
29,000	Crazy Woman Creek Bancorp Inc.	467,625
279,126	Epoch Holding Corp.	2,411,649
19	Farmers & Merchants Bank of Long Beach	67,450
9,105	Fidelity Southern Corp.	26,405
65,300	Flushing Financial Corp.	610,555
10	Guaranty Corp., Cl. A†	31,000
5,458	Hampton Roads Bankshares Inc.	45,028
40,000	Integrity Mutual Funds Inc.†	8,800
18,600	Meadowbrook Insurance Group Inc.	121,458
10,000	Nara Bancorp Inc.	51,800
11,055	New York Community Bancorp Inc.	118,178
5,697	Northrim BanCorp Inc.	79,302
25,000	Oritani Financial Corp.†	342,750
11,967	Patriot National Bancorp Inc.	34,106
5,000	Provident New York Bancorp	40,600
48,000	Pzena Investment Management Inc., Cl. A	363,840
8,000	Seacoast Banking Corp. of Florida	19,440
116	Sunwest Bank†	182,700
42,000	SWS Group Inc.	586,740
1,050	TIB Financial Corp.†	2,941
10,000	Tree.com Inc.†	96,000
52,339	Whitney Holding Corp.	479,425
38,100	Wilshire Bancorp Inc.	219,075

		6,626,152

	Food and Beverage — 2.1%
1,000	Andrew Peller Ltd., Cl. A	6,448
21,500	Boston Beer Co. Inc., Cl. A†	636,185
4,000	Genesee Corp., Cl. A† (a)	0
30,100	Genesee Corp., Cl. B† (a)	0
1,100	Hanover Foods Corp., Cl. A	97,900
2,000	J & J Snack Foods Corp.	71,800
126,000	Lifeway Foods Inc.†	1,625,400
15,000	MGP Ingredients Inc.†	42,900
7,000	Rock Field Co. Ltd.	86,832
1,100	Scheid Vineyards Inc., Cl. A†	23,650
1,000	The Inventure Group Inc.†	2,460
240,000	Tingyi (Cayman Islands) Holding Corp.	395,765
230,000	Vitasoy International Holdings Ltd.	121,083
7,000	Willamette Valley Vineyards Inc.†	23,135

		3,133,558

	Health Care — 9.1%
8,000	AFP Imaging Corp.†	480
32,000	AngioDynamics Inc.†	424,640
8,000	ArthroCare Corp.†	86,400
260,000	BioLase Technology Inc.†	439,400
10,000	Boiron SA	326,165
1,000	Bruker Corp.†	9,260
56,000	Cepheid Inc.†	527,520
500,000	Continucare Corp.†	1,165,000
100	CPEX Pharmaceuticals Inc.†	999
3,000	Crucell NV, ADR†	72,180
75,000	Cutera Inc.†	646,500
60,000	Cynosure Inc., Cl. A†	459,000
96,000	Del Global Technologies Corp.†	48,480
5,000	DexCom Inc.†	30,950
1,000	Elite Pharmaceuticals Inc., Cl. A†	65
36,000	Exactech Inc.†	522,000
26,000	Heska Corp.†	9,620

		Market
Shares		Value

53,400	Home Diagnostics Inc.†	$327,876
100,000	I-Flow Corp.†	694,000
1,000	ICU Medical Inc.†	41,150
10,000	Indevus Pharmaceuticals Inc., Escrow† (a)	11,000
6,000	InfuSystems Holdings Inc. †	16,500
5,000	Inverness Medical Innovations Inc.†	177,900
22,550	Langer Inc.†	14,883
35,000	Matrixx Initiatives Inc.†	195,650
53,900	Medical Nutrition USA Inc.†	109,956
60,000	Micrus Endovascular Corp.†	542,400
86,600	Monogram Biosciences Inc.†	392,298
65,000	Neogen Corp.†	1,883,700
2,500	NMT Medical Inc.†	5,600
26,000	Opko Health Inc.†	46,020
30,000	Orthofix International NV†	750,300
369,000	OTIX Global Inc.†	295,200
75,000	Pain Therapeutics Inc.†	402,750
27,000	Palomar Medical Technologies Inc.†	395,820
10,000	PreMD Inc.†	121
22,000	Quidel Corp.†	320,320
10,400	Rochester Medical Corp.†	139,360
37,415	RTI Biologics Inc.†	160,510
213,900	Strategic Diagnostics Inc.†	248,124
95,000	Syneron Medical Ltd.†	685,900
2,000	Targanta Therapeutics Corp., Escrow† (a)	1,280
1,000	ThermoGenesis Corp.†	630
71,000	United-Guardian Inc.	661,010
30,600	Vascular Solutions Inc.†	239,292
18,500	Young Innovations Inc.	403,115

		13,931,324

	Hotels and Gaming — 1.2%
400	Churchill Downs Inc.	13,464
35,000	Dover Downs Gaming & Entertainment Inc.	162,750
2,000	Florida Gaming Corp.†	13,000
15,000	Full House Resorts Inc.†	34,650
2,000	Gaylord Entertainment Co.†	25,420
35,000	Morgans Hotel Group Co.†	134,050
8,500	Multimedia Games Inc.†	42,160
18,000	Pinnacle Entertainment Inc.†	167,220
135,282	Sonesta International Hotels Corp., Cl. A	1,197,246
10,000	The Marcus Corp.	105,200

		1,895,160

	Machinery — 1.4%
271,300	Flow International Corp.†	637,555
20,700	Key Technology Inc.†	204,723
5,000	Lindsay Corp.	165,500
27,000	Tennant Co.	496,530
15,143	The Middleby Corp.†	665,081

		2,169,389

	Manufactured Housing and Recreational Vehicles — 1.7%
227,900	Cavalier Homes Inc.†	622,167
10,000	Cavco Industries Inc.†	253,300
1,148,000	Coachmen Industries Inc.†	1,503,880
12,000	Nobility Homes Inc.	99,600
12,000	Palm Harbor Homes Inc.†	25,800
5,800	Skyline Corp.	126,150

		2,630,897

	Metals and Mining — 0.4%
116,600	5N Plus Inc.†	647,583
See accompanying notes to schedule of investments.

GAMCO Westwood Mighty Mitessm Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

		Market
Shares/Units		Value

	COMMON STOCKS (Continued)

	Metals and Mining (Continued)
2,000	Uranium Resources Inc.†	$2,560

		650,143

	Mutual Funds — 0.4%
90,843	KKR Private Equity Investors LP†	545,058

	Paper and Forest Products — 0.1%
900	Keweenaw Land Association Ltd.	176,850

	Publishing — 1.2%
180,000	Belo Corp., Cl. A	322,200
10,000	Il Sole 24 Ore	30,442
540,000	Journal Communications Inc., Cl. A	567,000
200,000	PRIMEDIA Inc.	402,000
120,000	The E.W. Scripps Co., Cl. A	250,800
80,000	Voyager Learning Co.†	276,000

		1,848,442

	Real Estate — 1.0%
8,500	Bresler & Reiner Inc.†	43,775
7,000	Capital Properties Inc., Cl. A	58,625
6,000	Capital Properties Inc., Cl. B† (a)(b)	50,250
20,000	Cohen & Steers Inc.	299,000
14,800	Griffin Land & Nurseries Inc.	462,944
4,500	Gyrodyne Co. of America Inc.†	189,045
2,200	Holobeam Inc.†	35,200
55,000	Reading International Inc., Cl. A†	250,250
24,200	Reading International Inc., Cl. B†	169,400
2,508	Royalty LLC† (a)(b)	3,985

		1,562,474

	Restaurants — 0.9%
90,777	Nathan’s Famous Inc.†	1,216,412
20,500	The Steak n Shake Co.†	179,170

		1,395,582

	Retail — 1.3%
110,000	Coldwater Creek Inc.†	666,600
40,000	CoolBrands International Inc.†	23,385
55,000	Ingles Markets Inc., Cl. A	838,200
6,500	Movado Group Inc.	68,510
60,300	The Great Atlantic & Pacific Tea Co. Inc.†	256,275
4,000	Village Super Market Inc., Cl. A	119,000

		1,971,970

	Specialty Chemicals — 3.1%
400,000	Ferro Corp.	1,100,000
267,226	General Chemical Group Inc.†	10,021
50,000	Hawkins Inc.	1,129,000
1,000	KMG Chemicals Inc.	7,290
280,000	Omnova Solutions Inc.†	912,800
130,000	Zep Inc.	1,566,500

		4,725,611

	Telecommunications — 2.4%
1,000	Ambient Corp.†	164
19,900	Applied Signal Technology Inc.	507,649
8,700	Atlantic Tele-Network Inc.	341,823
175	Consolidated Communications Holdings Inc.	2,049
110,000	D&E Communications Inc.	1,125,300
2,000	Electronic Systems Technology Inc. †	660
9,700	FiberNet Telecom Group Inc.†	120,474

		Market
Shares		Value

48,200	HickoryTech Corp.	$370,176
80	Horizon Telecom Inc., Cl. A	6,400
350	Horizon Telecom Inc., Cl. B	12,600
1,400	Lexcom Inc., Cl. B, Non-Voting	58,240
48,000	New Ulm Telecom Inc.	312,000
10,000	PNV Inc.†	20
7,788	Preformed Line Products Co.	343,139
18,000	Shenandoah Telecommunications Co.	365,220
33,000	Sycamore Networks Inc.†	103,290
1,000	Virgin Media Inc.	9,350

		3,678,554

	Transportation — 0.5%
8,200	PHI Inc.†	163,180
8,000	Pinnacle Airlines Corp.†	22,480
52,248	Providence and Worcester Railroad Co.	588,312
400	Trailer Bridge Inc.†	1,936

		775,908

	TOTAL COMMON STOCKS	99,653,951

	PREFERRED STOCKS — 0.1%

	Automotive: Parts and Accessories — 0.1%
15,000	Jungheinrich AG Pfd.	198,224

	CONVERTIBLE PREFERRED STOCKS — 0.1%

	Business Services — 0.0%
150	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A (a)(b)(c)†	0

	Food and Beverage — 0.1%
2,400	Seneca Foods Corp., Cv. Pfd., Ser. 2003†	79,932

	TOTAL CONVERTIBLE PREFERRED STOCKS	79,932

	WARRANTS — 0.0%

	Broadcasting — 0.0%
63	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0
63	Granite Broadcasting Corp., Ser. B, expire 06/04/12†	1

		1

	Business Services — 0.0%
1,666	Avalon Digital Marketing Systems Inc., expire 11/11/11† (a)(b)	0

	Energy and Utilities: Electric — 0.0%
15,000	Corning Natural Gas Corp., expire 08/17/11†	1,500

	TOTAL WARRANTS	1,501

Principal
Amount

	U.S. GOVERNMENT OBLIGATIONS — 34.7%
$53,224,000	U.S. Treasury Bills,
	0.086% to 0.452%††, 07/02/09 to 12/24/09	53,209,928

	TOTAL INVESTMENTS — 100.0% (Cost $152,106,144)	$153,143,536

	Aggregate book cost	$152,106,144

	Gross unrealized appreciation	$15,988,021
See accompanying notes to schedule of investments.

GAMCO Westwood Mighty Mitessm Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

Gross unrealized depreciation	$(14,950,629)

Net unrealized appreciation/(depreciation)	$1,037,392

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2009, the market value of fair valued securities amounted to $190,649 or 0.12% of total investments.

(b)	At June 30, 2009, the Fund held investments in restricted and illiquid securities amounting to $54,235 or 0.04% of total investments, which were valued under methods approved by the Board of Trustees as follows:

				06/30/09
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
1,666	Avalon Digital Marketing Systems Inc., Warrants expire 11/11/11	04/03/00	—	$0.0000
6,000	Capital Properties Inc., Cl. B	11/20/03	—	8.3750
150	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser A	05/21/04	$13,849	0.0000
2,508	Royalty LLC	09/09/03	—	1.5889

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the market value of the Rule 144A security amounted to $0 or 0.00% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation
See accompanying notes to schedule of investments.

GAMCO Westwood Equity Fund
Schedule of Investments — June 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 100.0%

	Aerospace — 2.3%
68,600	Raytheon Co.	$3,047,898

	Aviation: Parts and Services — 2.7%
69,900	United Technologies Corp.	3,632,004

	Banking — 5.6%
116,184	JPMorgan Chase & Co.	3,963,036
140,500	Wells Fargo & Co.	3,408,530

		7,371,566

	Business Services — 2.5%
19,900	MasterCard Inc., Cl. A	3,329,469

	Cable and Satellite — 2.6%
136,600	The DIRECTV Group Inc.†	3,375,386

	Communications Equipment — 2.5%
176,200	Cisco Systems Inc.†	3,284,368

	Computer Hardware — 2.6%
33,200	International Business Machines Corp.	3,466,744

	Computer Software and Services — 6.1%
127,000	EMC Corp.†	1,663,700
137,500	Microsoft Corp.	3,268,375
79,900	Oracle Corp.	1,711,458
20,300	Research In Motion Ltd.†	1,442,315

		8,085,848

	Consumer Products — 7.6%
47,900	Colgate-Palmolive Co.	3,388,446
64,400	NIKE Inc., Cl. B	3,334,632
77,180	Philip Morris International Inc.	3,366,592

		10,089,670

	Diversified Industrial — 2.6%
77,200	ITT Corp.	3,435,400

	Energy: Integrated — 8.8%
103,200	Dominion Resources Inc.	3,448,944
65,700	Exelon Corp.	3,364,497
30,300	FPL Group Inc.	1,722,858
80,300	PG&E Corp.	3,086,732

		11,623,031

	Energy: Natural Gas — 1.3%
23,906	Apache Corp.	1,724,818

	Energy: Oil — 15.8%
73,100	Anadarko Petroleum Corp.	3,318,009
56,100	Chevron Corp.	3,716,625
72,700	ConocoPhillips	3,057,762
27,000	Devon Energy Corp.	1,471,500
56,600	Exxon Mobil Corp.	3,956,906
38,535	Murphy Oil Corp.	2,093,221
49,010	Occidental Petroleum Corp.	3,225,348

		20,839,371

	Financial Services — 8.8%
78,000	ACE Ltd.	3,449,940
73,000	BB&T Corp.	1,604,540
9,500	BlackRock Inc.	1,666,490

		Market
Shares		Value
42,300	PNC Financial Services Group Inc.	$1,641,663
79,600	The Travelers Companies Inc.	3,266,784

		11,629,417

	Health Care — 10.5%
51,500	Becton, Dickinson and Co.	3,672,465
90,900	Covidien plc	3,403,296
59,600	Johnson & Johnson	3,385,280
74,100	Wyeth	3,363,399

		13,824,440

	Machinery — 1.2%
41,100	Deere & Co.	1,641,945

	Mutual Funds — 1.9%
2,536,825	Dreyfus Treasury Cash Management Fund	2,536,825

	Restaurants — 2.2%
49,900	McDonald’s Corp.	2,868,751

	Retail — 4.9%
101,600	CVS Caremark Corp.	3,237,992
102,100	The Gap Inc.	1,674,440
33,700	Wal-Mart Stores Inc.	1,632,428

		6,544,860

	Specialty Chemicals — 1.2%
23,100	Praxair Inc.	1,641,717

	Telecommunications — 3.6%
120,500	AT&T Inc.	2,993,220
57,104	Verizon Communications Inc.	1,754,806

		4,748,026

	Transportation — 2.7%
67,300	Union Pacific Corp.	3,503,638

	TOTAL COMMON STOCKS	132,245,192

	TOTAL INVESTMENTS — 100.0% (Cost $135,046,034)	$132,245,192

	Aggregate book cost	$135,046,034

	Gross unrealized appreciation	$7,517,940
	Gross unrealized depreciation	(10,318,782)

	Net unrealized appreciation/depreciation	$(2,800,842)

†	Non-income producing security.
See accompanying notes to schedule of investments.

1

GAMCO Westwood Balanced Fund
Schedule of Investments — June 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 65.7%

	Aerospace — 1.5%
43,600	Raytheon Co.	$1,937,148

	Aviation: Parts and Services — 1.5%
38,300	United Technologies Corp.	1,990,068

	Banking — 3.5%
72,496	JPMorgan Chase & Co.	2,472,839
88,600	Wells Fargo & Co.	2,149,436

		4,622,275

	Business Services — 1.6%
12,400	MasterCard Inc., Cl. A	2,074,644

	Cable and Satellite — 1.6%
86,500	The DIRECTV Group Inc.†	2,137,415

	Communications Equipment — 2.3%
110,500	Cisco Systems Inc.†	2,059,720
12,600	Research In Motion Ltd.†	895,230

		2,954,950

	Computer Hardware — 1.6%
20,000	International Business Machines Corp.	2,088,400

	Computer Software and Services — 3.3%
84,500	EMC Corp.†	1,106,950
86,300	Microsoft Corp.	2,051,351
52,680	Oracle Corp.	1,128,406

		4,286,707

	Consumer Products — 4.7%
29,800	Colgate-Palmolive Co.	2,108,052
37,800	NIKE Inc., Cl. B	1,957,284
49,120	Philip Morris International Inc.	2,142,614

		6,207,950

	Diversified Industrial — 1.6%
47,690	ITT Corp.	2,122,205

	Energy: Integrated — 2.6%
66,400	Dominion Resources Inc.	2,219,088
20,900	FPL Group Inc.	1,188,374

		3,407,462

	Energy: Natural Gas — 0.7%
13,255	Apache Corp.	956,348

	Energy: Oil — 9.9%
44,400	Anadarko Petroleum Corp.	2,015,316
37,300	Chevron Corp.	2,471,125
46,200	ConocoPhillips	1,943,172
17,100	Devon Energy Corp.	931,950
36,700	Exxon Mobil Corp.	2,565,697
19,186	Murphy Oil Corp.	1,042,184
30,400	Occidental Petroleum Corp.	2,000,624

		12,970,068

	Financial Services — 5.5%
47,200	ACE Ltd.	2,087,656
46,300	BB&T Corp.	1,017,674
6,000	BlackRock Inc.	1,052,520

		Market
Shares		Value
26,500	PNC Financial Services Group Inc.	$1,028,465
50,100	The Travelers Companies Inc.	2,056,104

		7,242,419

	Health Care — 6.7%
30,600	Becton, Dickinson and Co.	2,182,086
59,700	Covidien plc	2,235,168
38,100	Johnson & Johnson	2,164,080
48,500	Wyeth	2,201,415

		8,782,749

	Machinery — 0.8%
25,800	Deere & Co.	1,030,710

	Mutual Funds — 3.3%
4,270,277	Dreyfus Treasury Cash Management Fund	4,270,277

	Restaurants — 1.7%
38,200	McDonald’s Corp.	2,196,118

	Retail — 3.2%
64,600	CVS Caremark Corp.	2,058,802
63,700	The Gap Inc.	1,044,680
21,100	Wal-Mart Stores Inc.	1,022,084

		4,125,566

	Specialty Chemicals — 0.8%
14,600	Praxair Inc.	1,037,622

	Telecommunications — 2.4%
82,500	AT&T Inc.	2,049,300
35,718	Verizon Communications Inc.	1,097,614

		3,146,914

	Transportation — 1.6%
39,600	Union Pacific Corp.	2,061,576

	Utilities — 3.3%
42,600	Exelon Corp.	2,181,546
55,700	PG&E Corp.	2,141,108

		4,322,654

	TOTAL COMMON STOCKS	85,972,245

Principal
Amount
	CORPORATE BONDS — 12.3%

	Banking — 2.2%
$1,250,000	Bank of America Corp., 5.375%, 06/15/14	1,186,555
1,125,000	Citigroup Inc., 6.500%, 01/18/11	1,142,810
500,000	JPMorgan Chase & Co., 6.300%, 04/23/19	503,823

		2,833,188

	Computer Hardware — 0.8%
950,000	International Business Machines Corp., 5.700%, 09/14/17	1,010,234

	Computer Software and Services — 0.6%
750,000	Oracle Corp., 4.950%, 04/15/13	786,042

See accompanying notes to schedule of investments.

1

GAMCO Westwood Balanced Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Diversified Industrial — 0.9%
$1,200,000	General Electric Co., 5.000%, 02/01/13	$1,249,638

	Electronics — 0.6%
750,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	768,101

	Energy: Integrated — 0.4%
500,000	The Southern Co., 4.150%, 05/15/14	502,536

	Energy: Natural Gas — 0.8%
1,000,000	Apache Corp., 5.250%, 04/15/13	1,051,340

	Energy: Oil — 1.9%
1,000,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	988,048
500,000	Marathon Oil Corp., 5.900%, 03/15/18	502,160
1,005,000	Occidental Petroleum Corp., MTN, 4.250%, 03/15/10	1,026,503

		2,516,711

	Financial Services — 0.6%
750,000	ACE INA Holdings Inc., 5.600%, 05/15/15	760,147

	Food and Beverage — 0.7%
950,000	Anheuser-Busch Companies. Inc., 4.375%, 01/15/13	936,224

	Metals and Mining — 0.6%
750,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	805,398

	Retail — 1.0%
1,250,000	Wal-Mart Stores Inc., 6.875%, 08/10/09	1,251,740

	Telecommunications — 0.4%
500,000	AT&T Corp., 6.700%, 11/15/13	549,634

	Transportation — 0.8%
1,000,000	Burlington Northern Santa Fe Corp., Deb., 5.650%, 05/01/17	1,022,254

	TOTAL CORPORATE BONDS	16,043,187

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.0%
	Federal Home Loan Bank — 1.0%
1,250,000	4.500%, 10/09/09	1,264,565

	Federal Home Loan Mortgage Corp. — 5.8%
1,500,000	4.250%, 07/15/09	1,499,614
1,500,000	4.125%, 11/30/09	1,524,225
1,500,000	4.750%, 12/08/10	1,583,799
1,250,000	5.125%, 07/15/12	1,370,484
1,500,000	5.250%, 04/18/16	1,662,916

		7,641,038

	Federal National Mortgage Association — 6.2%
1,250,000	2.500%, 04/09/10	1,269,914
1,500,000	4.250%, 08/15/10	1,561,477

Principal		Market
Amount		Value
$1,500,000	5.375%, 11/15/11	$1,636,470
1,000,000	4.375%, 09/15/12	1,072,247
1,500,000	5.000%, 04/15/15	1,644,544
775,000	5.375%, 06/12/17	866,084

		8,050,736

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	16,956,339

	U.S. GOVERNMENT OBLIGATIONS — 9.0%

	U.S. Treasury Inflation Indexed Notes — 4.5%
1,500,000	0.875%, 04/15/10	1,690,375
1,500,000	0.625%, 04/15/13	1,497,093
1,200,000	2.500%, 07/15/16	1,331,509
1,500,000	1.375%, 07/15/18	1,441,006

		5,959,983

	U.S. Treasury Notes — 4.5%
1,000,000	2.625%, 05/31/10	1,019,649
1,500,000	3.375%, 11/30/12	1,579,689
1,500,000	4.000%, 02/15/15	1,594,102
1,500,000	5.125%, 05/15/16	1,682,814

		5,876,254

	TOTAL U.S. GOVERNMENT OBLIGATIONS	11,836,237

	TOTAL INVESTMENTS — 100.0% (Cost $128,944,510)	$130,808,008

	Aggregate book cost	$128,944,510

	Gross unrealized appreciation	$7,159,446
	Gross unrealized depreciation	(5,295,948)

	Net unrealized appreciation/depreciation	$1,863,498

†	Non-income producing security.

MTN	Medium Term Note
See accompanying notes to schedule of investments.

2

GAMCO Westwood Intermediate Bond Fund
Schedule of Investments — June 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 11.2%

	Mutual Funds — 11.2%
1,774,991	Dreyfus Treasury Cash Management Fund	$1,774,991

Principal
Amount

	CORPORATE BONDS — 34.9%

	Aerospace — 1.4%
$200,000	The Boeing Co., 6.000%, 03/15/19	218,490

	Banking — 4.5%
300,000	Bank of America Corp., 5.375%, 06/15/14	284,773
225,000	Citigroup Inc., 6.500%, 01/18/11	228,562
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	201,529

		714,864

	Computer Hardware — 2.6%
200,000	Hewlett-Packard Co., 2.250%, 05/27/11	201,542
200,000	International Business Machines Corp., 5.700%, 09/14/17	212,681

		414,223

	Computer Software and Services — 1.0%
150,000	Oracle Corp., 4.950%, 04/15/13	157,208

	Consumer Products — 1.1%
150,000	Philip Morris International Inc., 6.875%, 03/17/14	169,420

	Diversified Industrial — 1.6%
250,000	General Electric Co., 5.000%, 02/01/13	260,341

	Electronics — 1.3%
200,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	204,827

	Energy and Utilities: Electric Integrated — 1.0%
150,000	The Southern Co., 4.150%, 05/15/14	150,761

	Energy and Utilities: Natural Gas — 1.3%
200,000	Apache Corp., 5.250%, 04/15/13	210,268

	Energy and Utilities: Oil — 3.5%
200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	197,610
125,000	Marathon Oil Corp., 5.900%, 03/15/18	125,540
225,000	Occidental Petroleum Corp., MTN, 4.250%, 03/15/10	229,814

		552,964

	Financial Services — 8.0%
175,000	ACE INA Holdings Inc., 5.600%, 05/15/15	177,367

Principal		Market
Amount		Value
$200,000	American Express Credit Corp., MTN, 0.478%, 06/16/11 (a)	$186,452
300,000	Berkshire Hathaway Inc., 5.125%, 09/15/12	324,876
260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	329,956
275,000	Merrill Lynch & Co. Inc., MTN, Series C, 5.000%, 01/15/15	251,466

		1,270,117

	Food and Beverage — 1.6%
250,000	Anheuser-Busch Companies. Inc., 4.375%, 01/15/13	246,375

	Metals and Mining — 1.4%
200,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	214,773

	Retail — 1.3%
200,000	Wal-Mart Stores Inc., 6.875%, 08/10/09	200,278

	Telecommunications — 1.2%
175,000	AT&T Corp., 6.700%, 11/15/13	192,372

	Transportation — 2.1%
200,000	Burlington Northern Santa Fe Corp., Deb., 5.650%, 05/01/17	204,451
125,000	CSX Corp., 6.250%, 04/01/15	129,386

		333,837

	TOTAL CORPORATE BONDS	5,511,118

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.7%

	Federal Home Loan Bank — 4.7%
275,000	4.500%, 10/09/09	278,204
175,000	3.875%, 01/15/10	178,298
250,000	5.375%, 05/18/16	278,225

		734,727

	Federal Home Loan Mortgage Corp. — 7.0%
250,000	5.125%, 07/15/12	274,097
225,000	5.000%, 07/15/14	246,851
325,000	5.250%, 04/18/16	360,299
200,000	5.500%, 07/18/16	224,349

		1,105,596

	Federal National Mortgage Association — 18.4%
300,000	2.500%, 04/09/10	304,779
325,000	4.250%, 08/15/10	338,320
350,000	3.375%, 05/19/11	364,519
350,000	5.375%, 11/15/11	381,843
250,000	4.375%, 09/15/12	268,062
375,000	4.375%, 03/15/13	403,618
300,000	5.000%, 04/15/15	328,909
275,000	5.375%, 06/12/17	307,320
98,724	Pool #745122, 5.500%, 09/01/20	104,071
101,512	Pool #255554, 5.500%, 01/01/35	105,286

		2,906,727

See accompanying notes to schedule of investments.

1

GAMCO Westwood Intermediate Bond Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

Principal		Market
Amount		Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

	Government National Mortgage Association — 3.6%
$56,860	Pool #562288, 6.000%, 12/15/33	$59,736
105,458	Pool #604946, 5.500%, 01/15/34	109,438
92,436	Pool #604970, 5.500%, 01/15/34	95,923
133,849	Pool #003747, 5.000%, 08/20/35	136,319
168,541	Pool #550728, 5.500%, 11/15/35	174,743

		576,159

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	5,323,209

	U.S. GOVERNMENT OBLIGATIONS — 20.2%

	U.S. Treasury Bonds — 3.2%
250,000	7.125%, 02/15/23	326,758
150,000	5.375%, 02/15/31	172,219

		498,977

	U.S. Treasury Inflation Indexed Notes — 9.5%
275,000	0.875%, 04/15/10	309,902
325,000	0.625%, 04/15/13	324,370
275,000	2.500%, 07/15/16	305,137
300,000	1.375%, 07/15/18	288,201
273,130	2.125%, 01/15/19	280,490

		1,508,100

	U.S. Treasury Notes — 7.5%
300,000	2.000%, 09/30/10	305,262
300,000	4.250%, 08/15/15	321,680
250,000	5.125%, 05/15/16	280,469
275,000	3.500%, 02/15/18	276,440

		1,183,851

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,190,928

	TOTAL INVESTMENTS — 100.0% (Cost $15,465,051)	$15,800,246

	Aggregate book cost	$15,465,051

	Gross unrealized appreciation	$429,869
	Gross unrealized depreciation	(94,674

	Net unrealized appreciation/depreciation	$335,195

(a)	Floating rate security. The rate disclosed is that in effect at June 30, 2009.

MTN	Medium Term Note
See accompany notes to Schedule of investments.

2

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments — June 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 97.7%

	Aerospace — 1.9%
2,400	AAR Corp.†	$38,520
300	Esterline Technologies Corp†	8,121
3,500	Hexcel Corp.†	33,355
4,600	Kaman Corp.	76,820

		156,816

	Automotive: Parts and Accessories — 0.7%
5,400	Midas Inc.†	56,592

	Aviation: Parts and Services — 0.5%
2,100	Ducommun Inc.	39,459

	Building and Construction — 0.6%
1,800	Chicago Bridge & Iron Co., NV	22,320
1,400	Insituform Technologies Inc., Cl. A†	23,758

		46,078

	Business Services — 4.5%
600	Alliance Data Systems Corp.†	24,714
1,050	Ascent Media Corp., Cl. A†	27,909
6,800	Bowne & Co. Inc.	44,268
7,043	Edgewater Technology Inc.†	18,171
4,381	Federal Signal Corp.	33,515
6,600	GP Strategies Corp.†	38,874
2,000	Healthcare Services Group	35,760
9,700	LECG Corp.†	31,622
3,500	Mine Safety Appliances Co.	84,350
1,300	Tetra Tech Inc.†	37,245

		376,428

	Communications Equipment — 1.5%
2,700	Network Equipment Technologies Inc.†	11,502
3,700	Plantronics Inc.	69,967
7,900	Symmetricom Inc.†	45,583

		127,052

	Computer Hardware — 1.8%
2,400	Electronics for Imaging Inc.†	25,584
3,200	Logitech International SA†	44,800
6,100	QLogic Corp.†	77,348

		147,732

	Computer Software and Services — 8.4%
1,300	ACI Worldwide Inc.†	18,148
2,500	Cadence Design Systems Inc.†	14,750
6,500	Lawson Software Inc.†	36,270
3,000	Macrovision Solutions Corp.†	65,430
5,700	Magma Design Automation Inc.†	8,322
4,900	Mercury Computer Systems Inc.†	45,325
6,100	MSC.Software Corp.†	40,626
4,500	Omnicell Inc.†	48,375
7,700	Parametric Technology Corp.†	90,013
17,300	Phoenix Technologies Ltd.†	46,883
2,100	Progress Software Corp.†	44,457
8,600	Saba Software Inc.†	33,110
52,400	Safeguard Scientifics Inc.†	69,168
1,900	Teradata Corp.†	44,517
6,900	THQ Inc.†	49,404
5,500	Tier Technologies Inc., Cl. B†	42,240

		697,038

		Market
Shares		Value

	Consumer Products — 1.8%
1,400	Jarden Corp.†	$26,250
4,400	Knoll Inc.	33,352
2,000	Pactiv Corp.†	43,400
2,600	Russ Berrie and Co. Inc.†	10,166
300	The Warnaco Group Inc.†	9,720
1,000	Tupperware Brands Corp.	26,020

		148,908

	Diversified Industrial — 3.9%
2,200	Barnes Group Inc.	26,158
1,700	Brush Engineered Materials Inc.†	28,475
1,860	Columbus McKinnon Corp.†	23,529
4,788	Griffon Corp.†	39,836
4,800	Littelfuse Inc.†	95,808
3,100	Sealed Air Corp.	57,195
700	Texas Industries Inc.	21,952
2,600	Tredegar Corp.	34,632

		327,585

	Educational Services — 0.8%
1,200	Corinthian Colleges Inc.†	20,316
7,700	Princeton Review Inc.†	41,657

		61,973

	Electronics — 21.5%
800	Analogic Corp.	29,560
4,000	Avnet Inc.†	84,120
3,150	BTU International Inc.†	16,506
2,100	Coherent Inc.†	43,428
4,850	CTS Corp.	31,767
3,800	Electro Scientific Industries Inc.†	42,484
1,400	FARO Technologies Inc.†	21,742
10,900	International Rectifier Corp.†	161,429
10,000	Keithley Instruments Inc.	40,000
23,100	LeCroy Corp.†	86,625
28,200	Merix Corp.†	21,150
1,300	MKS Instruments Inc.†	17,147
8,400	Molex Inc.	130,620
11,550	Newport Corp.†	66,875
2,200	OSI Systems Inc.†	45,870
4,100	Park Electrochemical Corp.	88,273
5,400	Pericom Semiconductor Corp.†	45,468
7,400	Radisys Corp.†	66,674
5,000	Trident Microsystems Inc.†	8,700
10,100	TTM Technologies Inc.†	80,396
3,500	Varian Inc.†	138,005
4,000	Varian Semiconductor Equipment Associates Inc.†	95,960
27,900	Vishay Intertechnology Inc.†	189,441
5,900	Zebra Technologies Corp., Cl. A†	139,594
8,800	Zoran Corp.†	95,920

		1,787,754

	Energy and Utilities — 6.6%
4,700	BJ Services Co.	64,061
2,600	Goodrich Petroleum Corp†	63,934
800	Helix Energy Solutions Group Inc.†	8,696
5,000	Petrohawk Energy Corp.†	111,500
2,300	PetroQuest Energy Inc.†	8,487
4,400	Pride International Inc.†	110,264
1,000	Rosetta Resources Inc.†	8,750
3,800	Rowan Companies Inc.	73,416
See accompanying notes to schedule of investments.

1

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)

	Energy and Utilities (Continued)
2,700	Superior Energy Services Inc.†	$46,629
4,300	Tesco Corp.†	34,142
500	Unit Corp.†	13,785

		543,664

	Entertainment — 0.8%
2,000	Discovery Communications Inc., Cl. A†	45,100
400	International Speedway Corp., Cl. A	10,244
1,000	Take-Two Interactive Software Inc.	9,470

		64,814

	Equipment and Supplies — 4.4%
2,150	Cohu Inc.	19,307
10,800	Gerber Scientific Inc.†	27,000
800	GrafTech International Ltd.†	9,048
4,000	IDEX Corp.	98,280
2,800	John Bean Technologies Corp.	35,056
1,850	Robbins & Myers Inc.	35,612
200	Teleflex Inc.	8,966
2,300	Tennant Co.	42,297
2,200	The Toro Co.	65,780
1,750	Vicor Corp.	12,635
200	Watsco Inc.	9,786

		363,767

	Financial Services — 5.3%
1,600	Brookline Bancorp Inc.	14,912
1,100	Brown & Brown Inc.	21,923
2,300	Climate Exchange plc†	32,410
1,750	Danvers Bancorp Inc.	23,538
6,850	FBR Capital Markets Corp.†	32,195
2,500	Investors Bancorp Inc.†	22,900
1,300	KBW Inc.†	37,388
2,000	Knight Capital Group Inc., Cl. A†	34,100
3,900	Meadowbrook Insurance Group Inc.	25,467
2,950	NewAlliance Bancshares Inc.	33,925
2,900	Sterling Bancorp	24,215
1,800	SVB Financial Group†	48,996
1,300	Waddell & Reed Financial Inc., Cl. A	34,281
3,750	Westfield Financial Inc.	33,975
1,800	Zions Bancorporation	20,808

		441,033

	Food and Beverage — 0.3%
3,600	Smart Balance Inc.†	24,516

	Health Care — 4.2%
1,050	AMN Healthcare Services Inc.†	6,699
3,200	AngioDynamics Inc.†	42,464
1,000	Assisted Living Concepts Inc., Cl. A†	14,550
3,600	Continucare Corp.†	8,388
200	Covance Inc.†	9,840
1,200	Cynosure Inc., Cl. A†	9,180
3,900	Home Diagnostics Inc.†	23,946
2,700	Kindred Healthcare Inc.†	33,399
800	Natus Medical Inc.†	9,232
2,300	Omnicare Inc.	59,248
1,300	Perrigo Co.	36,114

		Market
Shares		Value

1,500	PharMerica Corp.†	$29,445
500	PSS World Medical Inc.†	9,255
2,175	Rochester Medical Corp.†	29,145
2,400	Sun Healthcare Group Inc.†	20,256
1,100	Syneron Medical Ltd.†	7,942

		349,103

	Home Furnishings — 0.2%
1,300	Ethan Allen Interiors Inc.	13,468

	Machinery — 3.0%
2,300	Bucyrus International Inc.	65,688
1,150	Dynamic Materials Corp.	22,172
19,400	Flow International Corp.†	45,590
1,800	Gardner Denver Inc.†	45,306
4,000	Lydall Inc.†	13,600
4,400	Trinity Industries Inc.	59,928

		252,284

	Metals and Mining — 0.8%
2,700	5N Plus Inc.†	14,995
950	Franco-Nevada Corp.	22,836
2,800	Red Back Mining Inc.†	24,410

		62,241

	Paper and Forest Products — 0.1%
400	Clearwater Paper Corp.†	10,116

	Publishing — 1.3%
10,800	Belo Corp., Cl. A	19,332
3,900	Journal Communications Inc., Cl. A	4,095
1,900	Meredith Corp.	48,545
1,800	Scholastic Corp.	35,622

		107,594

	Restaurants — 0.9%
5,700	Denny’s Corp.†	12,255
5,200	Morton’s Restaurant Group Inc.†	15,600
2,800	The Cheesecake Factory Inc.†	48,440

		76,295

	Retail — 3.3%
3,100	American Eagle Outfitters Inc.	43,927
3,700	AnnTaylor Stores Corp.†	29,526
3,100	J. Crew Group Inc.†	83,762
7,300	Saks Inc.†	32,339
6,300	Ticketmaster Entertainment Inc.†	40,446
1,300	Tiffany & Co.	32,968
1,200	Williams-Sonoma Inc.	14,244

		277,212

	Semiconductors — 14.5%
11,200	Advanced Analogic Technologies Inc.†	51,408
6,800	ATMI Inc.†	105,604
6,400	Brooks Automation Inc.†	28,672
2,850	California Micro Devices Corp.†	7,011
8,900	Cascade Microtech Inc.†	32,485
41,300	Entegris Inc.†	112,336
5,300	FormFactor Inc.†	91,372
21,200	FSI International Inc.†	8,692
18,500	Integrated Device Technology Inc.†	111,740
10,900	Kulicke & Soffa Industries Inc.†	37,387
6,600	Microsemi Corp.†	91,080
5,900	MoSys Inc.†	9,735
5,850	O2Micro International Ltd.†	29,250
See accompanying notes to schedule of investments.

2

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)

	Semiconductors (Continued)
11,800	ON Semiconductor Corp.†	$80,948
6,950	PLX Technology Inc.†	26,202
17,800	RF Micro Devices Inc.†	66,928
4,100	Silicon Image Inc.†	9,430
1,250	Silicon Laboratories Inc.†	47,425
2,300	Silicon Motion Technology Corp., ADR†	8,395
1,600	Skyworks Solutions Inc.†	15,648
22,200	Ultra Clean Holdings Inc.†	53,280
1,550	Ultratech Inc.†	19,080
9,200	Veeco Instruments Inc.†	106,628
4,400	Verigy Ltd.†	53,548

		1,204,284

	Specialty Chemicals — 4.1%
2,800	American Vanguard Corp.	31,640
2,700	Arch Chemicals Inc.	66,393
5,569	Ferro Corp.	15,315
4,900	H.B. Fuller Co.	91,973
2,700	Olin Corp.	32,103
6,300	Penford Corp.	36,477
2,200	Valspar Corp.	49,566
1,650	Zep Inc.	19,882

		343,349

	TOTAL COMMON STOCKS	8,107,155

Principal
Amount

	U.S. GOVERNMENT OBLIGATIONS — 2.3%
$195,000	U.S. Treasury Bill, 0.150%††, 09/03/09	194,953

	TOTAL INVESTMENTS — 100.0% (Cost $9,478,461)	$8,302,108

	Aggregate book cost	$9,478,461

	Gross unrealized appreciation	$396,735
	Gross unrealized depreciation	(1,573,088)

	Net unrealized appreciation/depreciation	$(1,176,353)

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

3

GAMCO Westwood Income Fund
Schedule of Investments — June 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 74.6%

	Agriculture — 0.6%
1,000	Archer-Daniels-Midland Co.	$26,770

	Banking — 4.6%
9,000	U.S. Bancorp	161,280
5,357	Valley National Bancorp	62,677

		223,957

	Computer Hardware — 2.9%
1,000	Apple Inc.†	142,430

	Computer Software and Services — 0.5%
2,000	EMC Corp.†	26,200

	Diversified Industrial — 3.0%
7,000	General Electric Co.	82,040
2,000	Honeywell International Inc.	62,800

		144,840

	Electronics — 2.7%
8,000	Intel Corp.	132,400

	Energy and Utilities: Integrated — 1.0%
2,000	Allegheny Energy Inc.	51,300

	Energy and Utilities: Natural Gas — 2.9%
8,500	Spectra Energy Corp.	143,820

	Energy and Utilities: Oil — 6.7%
1,000	BP plc, ADR	47,680
1,500	Chevron Corp.	99,375
3,000	ConocoPhillips	126,180
1,000	Devon Energy Corp.	54,500

		327,735

	Energy and Utilities: Services — 4.7%
5,000	Halliburton Co.	103,500
3,000	National Oilwell Varco Inc.†	97,980
1,000	Noble Corp.	30,250

		231,730

	Energy and Utilities: Water — 2.3%
6,000	American Water Works Co. Inc.	114,660

	Financial Services — 11.3%
507	Alleghany Corp.†	137,383
10,000	Discover Financial Services	102,700
2,000	State Street Corp.	94,400
2,500	The Bank of New York Mellon Corp.	73,275
6,000	Wells Fargo & Co.	145,560

		553,318

	Food and Beverage — 13.6%
7,000	ConAgra Foods Inc.	133,420
3,761	General Mills Inc.	210,691
7,000	Kraft Foods Inc., Cl. A	177,380
2,000	PepsiCo Inc.	109,920
1,000	The Hershey Co.	36,000

		667,411

		Market
Shares		Value

	Health Care — 6.0%
1,200	Johnson & Johnson	$68,160
3,000	Pfizer Inc.	45,000
4,000	Wyeth	181,560

		294,720

	Retail — 1.4%
3,000	The Home Depot Inc.	70,890

	Specialty Chemicals — 2.6%
5,000	E. I. du Pont de Nemours and Co.	128,100

	Telecommunications — 7.8%
8,000	AT&T Inc.	198,720
6,000	Verizon Communications Inc.	184,380

		383,100

	TOTAL COMMON STOCKS	3,663,381

	PREFERRED STOCKS — 13.4%

	Broadcasting — 2.2%
6,000	CBS Corp., 7.250% Pfd.	108,900

	Financial Services — 11.2%
12,000	Bank One Capital Trust VI, 7.200% Pfd.	276,000
6,300	General Electric Capital Corp., 5.875% Pfd.	135,387
5,900	Wells Fargo Capital Trust IV, 7.000% Pfd.	136,585

		547,972

	TOTAL PREFERRED STOCKS	656,872

Principal
Amount

	CORPORATE BONDS — 10.8%

	Energy and Utilities: Oil — 6.1%
$300,000	Anadarko Petroleum Corp., 1.029%, 09/15/09 (a)	300,032

	Financial Services — 4.7%
250,000	American Express Credit Corp., MTN, 0.478%, 06/16/11 (a)	233,065

	TOTAL CORPORATE BONDS	533,097

	U.S. GOVERNMENT OBLIGATIONS — 1.2%
60,000	U.S. Treasury Bill, 0.147%††, 07/23/09	59,995

	TOTAL INVESTMENTS — 100.0% (Cost $6,204,576)	$4,913,345

	Aggregate book cost	$6,204,576

	Gross unrealized appreciation	$74,507
	Gross unrealized depreciation	(1,365,738)

	Net unrealized appreciation/depreciation	$(1,291,231)

(a)	Floating rate security. The rate disclosed is that in effect at June 30, 2009.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

MTN	Medium Term Note
See accompanying notes to schedule of investments.

1

GAMCO Westwood Funds
Notes to Schedules of Investments (unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., formerly known as Gabelli Advisers, Inc.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of June 30, 2009 is as follows:

	Valuation Inputs
		Level 2-		Total
		Other Significant	Level 3-	Market Value
	Level 1-	Observable	Significant	at
	Quoted Prices	Inputs	Unobservable Inputs	6/30/09
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Broadcasting	$1,675,717	—	$0	$1,675,717
Business Services	5,782,414	—	0	5,782,414
Cable	53,190	—	0	53,190
Computer Software and Services	2,578,561	—	25,500	2,604,061
Energy and Utilities: Integrated	1,392,692	—	31,416	1,424,108
Energy and Utilities: Natural Gas	1,294,006	—	1,872	1,295,878
Entertainment	809,038	—	60,700	869,738
Equipment and Supplies	5,984,668	—	0	5,984,668
Food and Beverage	3,133,558	—	0	3,133,558
Health Care	13,919,044	—	12,280	13,931,324
Real Estate	1,508,239	$50,250	3,985	1,562,474
Other Industries (a)	61,336,821	—	—	61,336,821

Total Common Stocks	99,467,948	50,250	135,753	99,653,951

Preferred Stocks (a)	198,224	—	—	198,224

Convertible Preferred Stocks
Business Services	—	—	0	0
Food and Beverage	79,932	—	—	79,932

Total Convertible Preferred Stocks	79,932	—	0	79,932

Warrants
Broadcasting	—	—	1	1
Other Industries (a)	1,500	—	—	1,500

Total Warrants	1,500	—	1	1,501

U.S. Government Obligations	—	53,209,928	—	53,209,928

TOTAL INVESTMENTS IN SECURITIES	$99,747,604	$53,260,178	$135,754	$153,143,536

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$132,245,192	—	—	$132,245,192

BALANCE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$85,972,245	—	—	$85,972,245
Corporate Bonds	—	$16,043,187	—	16,043,187
U.S. Government Agency Obligations	—	16,956,339	—	16,956,339
U.S. Government Obligations	—	11,836,237	—	11,836,237

TOTAL INVESTMENTS IN SECURITIES	$85,972,245	$44,835,763	—	$130,808,008

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$1,774,991	—	—	$1,774,991
Corporate Bonds	—	$5,511,118	—	5,511,118
U.S. Government Agency Obligations	—	5,323,209	—	5,323,209
U.S. Government Obligations	—	3,190,928	—	3,190,928

TOTAL INVESTMENTS IN SECURITIES	$1,774,991	$14,025,255	—	$15,800,246

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$8,107,155	—	—	$8,107,155
U.S. Government Obligations	—	$194,953	—	194,943

TOTAL INVESTMENTS IN SECURITIES	$8,107,155	$194,943	—	$8,302,108

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$3,663,381	—	—	$3,663,381
Preferred Stocks (a)	656,872			656,872
Corporate Bonds	—	$533,097	—	533,097
U.S. Government Obligations	—	59,995	—	59,995

TOTAL INVESTMENTS IN SECURITIES	$4,320,253	$593,092	—	$4,913,345

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.
There were no Level 3 investments held at September 30, 2008 or June 30, 2009 for the Equity, Balanced, Intermediate Bond, SmallCap Equity, and Income Funds.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change in unrealized
						Transfers		appreciation/depreciation
	Balance	Accrued				in and/or		during the period on
	as of	discounts/	Realized	Change in unrealized	Net	out of	Balance as	Level 3 investments held
MIGHTY MITESSM FUND	09/30/08	(premiums)	gain/(loss)	appreciation/depreciation	purchases/(sales)	Level 3	of 6/30/09	at 6/30/09

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Broadcasting	$—	$—	$—	$(6,468)	$—	$6,468	$0	$(6,468)
Business Services	0	—	—	—	—	—	0	—
Cable	0	—	—	—	—	—	0	—
Computer Software and Services	25,500	—	—	—	—	0	25,500	—
Energy and Utilities: Integrated	31,416	—	—	—	—	—	31,416	—
Energy and Utilities: Natural Gas	1,872	—	—	—	—	—	1,872	—
Entertainment	50,733	—	—	9,967	—	—	60,700	9,967
Equipment and Supplies	0	—	—	—	—	—	0	—
Food and Beverage	0	—	—	—	—	—	0	—
Health Care	—	—	—	12,280	0	—	12,280	12,280
Real Estate	3,985	—	—	—	—	—	3,985	—
Telecommunications	0	—	0	—	0	—	—	—

Total Common Stocks	113,506	—	0	15,779	0	6,468	135,753	15,779

Convertible Preferred Stocks
Business Services	0	—	—	—	—	—	0	—
Warrants
Broadcasting	—	—	—	(15)	—	16	1	(15)
Business Services	0	—	—	—	—	—	—	—

Total Warrants	0	—	—	(15)	—	16	1	(15)

TOTAL INVESTMENTS IN SECURITIES	$113,506	$—	$0	$15,764	$0	$6,484	$135,754	$15,764

2. Tax Information. The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2008:

Expiring in	Mighty MitesSM	Equity	Balanced	Intermediate	SmallCap Equity	Income
Fiscal Year	Fund	Fund	Fund	Bond Fund	Fund	Fund

2010	—	—	—	—	$1,970,874	—
2011	—	—	—	—	4,845,486	—
2012	—	—	—	—	—	—
2013	—	—	—	—	—	—
2014	—	—	—	—	—	—
2015	—	—	—	—	—	—
2016	—	—	—	—	210	—
Under the current tax law, capital losses related to securities realized after October 31 and prior to the Funds’ year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2008, the Equity, SmallCap Equity, and Income Funds deferred capital losses of $145,177, $202,892, and $986,462, respectively, and the Mighty MitesSM Fund deferred currency losses of $1,211.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GAMCO Westwood Funds
By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/28/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/28/09

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 8/28/09

*     Print the name and title of each signing officer under his or her signature.